Note 6 - Operating Segments Reporting - Income by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income By Operating Segment Line Items
GROSS INCOME	€ 23,747	€ 25,270	€ 24,653
OPERATING PROFIT BEFORE TAX	8,446	6,931	6,392
Profit or loss attributable to owners of the parent	5,324	3,519	3,475
Spain
Income By Operating Segment Line Items
Net Interest Income	3,698	3,810	3,937
GROSS INCOME	5,968	6,162	6,410
OPERATING PROFIT BEFORE TAX	1,840	1,189	519
Profit or loss attributable to owners of the parent	1,400	877	305
United States [Member]
Income By Operating Segment Line Items
Net Interest Income	2,276	2,119	1,923
GROSS INCOME	2,989	2,876	2,673
OPERATING PROFIT BEFORE TAX	920	749	589
Profit or loss attributable to owners of the parent	736	486	442
Turkey [Member]
Income By Operating Segment Line Items
Net Interest Income	3,135	3,331	3,404
GROSS INCOME	3,901	4,115	4,257
OPERATING PROFIT BEFORE TAX	1,444	2,143	1,902
Profit or loss attributable to owners of the parent	567	823	596
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income	5,568	5,476	5,155
GROSS INCOME	7,193	7,122	6,799
OPERATING PROFIT BEFORE TAX	3,269	2,960	2,678
Profit or loss attributable to owners of the parent	2,367	2,170	1,980
South America [Member]
Income By Operating Segment Line Items
Net Interest Income	3,009	3,200	2,930
GROSS INCOME	3,701	4,451	4,054
OPERATING PROFIT BEFORE TAX	1,288	1,671	1,533
Profit or loss attributable to owners of the parent	578	847	757
Rest Of Eurasia [Member]
Income By Operating Segment Line Items
Net Interest Income	175	180	166
GROSS INCOME	414	468	491
OPERATING PROFIT BEFORE TAX	148	181	207
Profit or loss attributable to owners of the parent	96	128	154
Corporate Center [Member]
Income By Operating Segment Line Items
Net Interest Income	(269)	(357)	(456)
GROSS INCOME	(420)	74	(31)
OPERATING PROFIT BEFORE TAX	(1,329)	(1,962)	(1,035)
Profit or loss attributable to owners of the parent	(419)	(1,812)	(760)
Total [Member]
Income By Operating Segment Line Items
Net Interest Income	17,591	17,758	17,059
GROSS INCOME	23,747	25,270	24,653
OPERATING PROFIT BEFORE TAX	7,580	6,931	6,392
Profit or loss attributable to owners of the parent	€ 5,324	€ 3,519	€ 3,475